Note 6 - Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Fair Value	Fair value measurement using
	September 30,
(in thousands)	2019	Level 1	Level 2	Level 3

Assets:
Cash and cash equivalents	$4,437	$4,437	$-	$-
U.S. Treasury notes	-	-	-	-
Certificate of deposit	154	154	-	-
Total Assets	$4,591	$4,591	$-	$-
	Fair Value	Fair value measurement using
	December 31,
(in thousands)	2018	Level 1	Level 2	Level 3

Assets:
Cash and cash equivalents	$5,234	$5,234	$-	$-
U.S. Treasury notes	19,912	19,912	-	-
Certificate of deposit	171	171	-	-
Total Assets	$25,317	$25,317	$-	$-

	Fair Value	Fair value measurement using
	December 31,
(in thousands)	2018	Level 1	Level 2	Level 3

Assets:
Cash and cash equivalents	$5,234	$5,234	$-	$-
U.S. Treasury notes	19,912	$19,912
Certificate of deposit	171	171	-	-
Total Assets	$25,317	$25,317	$-	$-
	Fair Value	Fair value measurement using
	December 31,
(in thousands)	2017	Level 1	Level 2	Level 3

Assets:
Cash and cash equivalents	$1,815	$1,815	$-	$-
Certificate of deposit	225	225	-	-
Total Assets	$2,040	$2,040	$-	$-